RISK MANAGEMENT (Details 16) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 383,653			$ 630,688
Liabilities	45,276,036	$ 15,172.9		45,516,281
Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	218,798,061			205,722,647
Liabilities	200,161,260			189,403,336
Interest Rate Risk [Member] | Cash due from banks and central bank [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	22,336,838			22,193,004
Interest Rate Risk [Member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	36,017,602			34,978,189
Interest Rate Risk [Member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	62,616,163			58,006,144
Interest Rate Risk [Member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	55,778,677			50,573,924
Interest Rate Risk [Member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	472,782			328,798
Interest Rate Risk [Member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,970,430			6,315,717
Interest Rate Risk [Member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	18,205,320			17,906,633
Interest Rate Risk [Member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	19,102,196			18,568,236
Interest Rate Risk [Member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	2,998,090			2,725,695
Interest Rate Risk [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,650,536			2,343,902
Interest Rate Risk [Member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	17,790,127			17,662,733
Interest Rate Risk [Member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,899,039			2,570,486
Interest Rate Risk [Member] | Service concession arrangementse [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,282,611			2,072,674
Interest Rate Risk [Member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	99,428,894			93,149,211
Interest Rate Risk [Member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	50,382,895			46,927,997
Interest Rate Risk [Member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	16,151,299			14,683,537
Interest Rate Risk [Member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	409,688			399,431
Interest Rate Risk [Member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,466,134			3,719,672
Interest Rate Risk [Member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	22,336,838			22,193,004
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	41,072,325			31,411,409
Liabilities	25,284,871			18,895,359
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Cash due from banks and central bank [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	10,785,649			13,079,866
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	9,156,432			70,783
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	106,495			712,355
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,327,736			3,187,556
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	534,852			1,314,956
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	373,707			529,843
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	140,796			203,422
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	44,213			76,170
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,841,714			2,486,514
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Service concession arrangementse [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	37,026,675			28,138,078
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	942,057			413,928
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	74,604			83,339
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,266			9,958
Floating interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	74,072,041			51,229,427
Liabilities	20,887,259			17,449,361
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Cash due from banks and central bank [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	7,605,647			6,057,772
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	3,900,072			4,458,094
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	6,772,587			4,737,643
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	2,608,953			2,195,852
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	331,589			256,467
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,128,817			179,413
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			3,928
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Service concession arrangementse [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,282,611			2,072,674
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	49,061,715			40,904,474
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,725,059			2,001,963
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,695,527			5,363,330
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,550			6,903
Floating interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	842,173			440,275
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	33,079,897			30,387,833
Liabilities	111,751,536			116,881,416
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Cash due from banks and central bank [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,378,528			885,572
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	20,597,270			21,843,630
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	33,777,955			29,792,727
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	46,622,245			50,234,077
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,863,935			5,603,362
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	5,026,923			5,173,581
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	851,809			4,234,039
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	11,399			0
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,153,157			799,566
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,289,129			3,323,386
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	51,727			78,860
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Service concession arrangementse [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	10,240,136			12,039,918
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	15,282,475			12,779,524
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	477,646			324,246
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	207,099			156,761
Fixed interest rate [member] | Less than a year [member] | Interest Rate Risk [Member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	47,099,086			68,107,149
Liabilities	26,344,480			22,713,843
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Cash due from banks and central bank [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	10,446,912			9,075,779
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			269,064
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,950,589			5,087,402
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	10,942,948			8,281,598
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,031			0
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,024,994			1,084,447
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	12,327,968			14,083,764
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	5,598			1,184
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Service concession arrangementse [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,100,368			12,066,741
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	24,433,304			31,732,582
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	5,903,522			8,912,622
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	195,773			225,809
Fixed interest rate [member] | Later than one year [member] | Interest Rate Risk [Member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	107,559			0
Non-interest [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	23,533,548			24,586,829
Liabilities	15,893,114			13,463,357
Non-interest [Member] | Interest Rate Risk [Member] | Cash due from banks and central bank [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	19,958,310			21,307,432
Non-interest [Member] | Interest Rate Risk [Member] | Checking accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	15,420,332			13,134,559
Non-interest [Member] | Interest Rate Risk [Member] | Time deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Saving deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Other deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	472,782			328,798
Non-interest [Member] | Interest Rate Risk [Member] | Interbank and overnight funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Borrowing from banks and other [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Long-term debte [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Borrowing from development entities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Service concession arrangementse [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Commercial loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Consumer loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Mortgages and housing leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Microcredit loans and leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Interest Rate Risk [Member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,575,238			3,279,397
Non-interest [Member] | Interest Rate Risk [Member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 19,958,310			$ 21,307,432

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.